Rental Income Under Subleases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Receivable, Current	$ 264
Operating Leases, Future Minimum Payments Receivable, in Two Years	36
Operating Leases, Future Minimum Payments Receivable, in Three Years	19
Operating Leases, Future Minimum Payments Receivable, in Four Years	19
Operating Leases, Future Minimum Payments Receivable, in Five Years	19
Operating Leases, Future Minimum Payments Receivable, Thereafter	48
Operating Leases, Future Minimum Payments Receivable	405
Operating Leases, Income Statement, Lease Revenue	$ 268	$ 213	$ 27